Loss Per Share - Schedule of the reconciliation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss for basic loss per share available to common stockholders	$ (26,649)	$ (17,838)	$ (57,402)	$ (26,981)
Net loss for diluted loss per share available to common stockholders	$ (26,649)	$ (17,838)	$ (57,402)	$ (26,981)	$ (23,364)	$ (88,424)	$ (47,519)
Weighted average number of shares outstanding - basic	142,626,000	133,060,000	142,146,000	133,043,000	134,226,000	132,858,000	132,891,000
Effect of Dilutive Securities	0	0	0	0	0	0	0
Denominator for Diluted Loss per Share - Adjusted for Dilutive Securities					$ 134,226	$ 132,858	$ 132,891
Weighted average number of shares and assumed conversions - diluted	142,626,000	133,060,000	142,146,000	133,043,000	134,226,000	132,858,000	132,891,000
Basic Loss Per Share	$ (0.19)	$ (0.13)	$ (0.4)	$ (0.2)	$ (0.17)	$ (0.67)	$ (0.36)
Diluted Loss Per Share	$ (0.19)	$ (0.13)	$ (0.4)	$ (0.2)	$ (0.17)	$ (0.67)	$ (0.36)
Net loss attributable to Scilex	$ (26,649)	$ (17,838)	$ (57,402)	$ (26,981)	$ (23,364)	$ (88,424)	$ (47,519)
Net loss attributable to participating securities					$ 0	$ 0	$ 0